Shareholder Report	12 Months Ended
Jan. 31, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Morgan Stanley U.S. Government Money Market Trust
Entity Central Index Key	0000356409
Entity Investment Company Type	N-1A
Document Period End Date	Jan. 31, 2026
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
C000011343
Shareholder Report [Line Items]
Fund Name	Morgan Stanley U.S. Government Money Market Trust
Class Name	R
Trading Symbol	DWGXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Morgan Stanley U.S. Government Money Market Trust for the period of February 1, 2025 to January 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.
Additional Information Phone Number	1-800-869-6397
Additional Information Website	www.morganstanley.com/im/shareholderreports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R	$37	0.36%

Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.36%
AssetsNet	$ 1,138,962,377
Holdings Count | Holding	212
Advisory Fees Paid, Amount	$ 1,765,243
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$1,138,962,377
# of Portfolio Holdings	212
Total Advisory Fees Paid	$1,765,243

Holdings [Text Block]

Asset Allocation (% of total investments)

Value	Value
U.S. Agency Securities	14.8%
U.S. Treasury Securities	40.8%
Repurchase Agreements	44.4%

Maturity Schedule (% of total investments)

Value	Value
121 + Days	14.9%
91 - 120 Days	4.0%
61 - 90 Days	4.7%
31 - 60 Days	8.9%
1 - 30 Days	67.5%

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.morganstanley.com/im/shareholderreports
C000171230
Shareholder Report [Line Items]
Fund Name	Morgan Stanley U.S. Government Money Market Trust
Class Name	S
Trading Symbol	DGEXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Morgan Stanley U.S. Government Money Market Trust for the period of February 1, 2025 to January 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.
Additional Information Phone Number	1-800-869-6397
Additional Information Website	www.morganstanley.com/im/shareholderreports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class S	$37	0.36%

Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.36%
AssetsNet	$ 1,138,962,377
Holdings Count | Holding	212
Advisory Fees Paid, Amount	$ 1,765,243
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$1,138,962,377
# of Portfolio Holdings	212
Total Advisory Fees Paid	$1,765,243

Holdings [Text Block]

Asset Allocation (% of total investments)

Value	Value
U.S. Agency Securities	14.8%
U.S. Treasury Securities	40.8%
Repurchase Agreements	44.4%

Maturity Schedule (% of total investments)

Value	Value
121 + Days	14.9%
91 - 120 Days	4.0%
61 - 90 Days	4.7%
31 - 60 Days	8.9%
1 - 30 Days	67.5%

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.morganstanley.com/im/shareholderreports